Segmental information - additional information	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmental information - additional information
4. Segmental information - additional information

Geographical analysis (by destination)

Consolidated sales revenue by destination(a)	Six months ended 30 June
	2022%	2021%	2022 US$m	2021 US$m
China	52.1%	59.9%	15,521	19,805
United States of America	16.3%	11.5%	4,848	3,816
Asia (excluding China and Japan)	9.1%	9.5%	2,698	3,157
Japan	6.8%	7.2%	2,039	2,373
Europe (excluding UK)	6.7%	5.0%	1,995	1,667
Canada	3.1%	2.4%	933	793
Australia	2.0%	1.6%	596	519
UK	0.4%	0.5%	133	166
Other countries	3.5%	2.4%	1,012	787
Consolidated sales revenue	100.0%	100.0%	29,775	33,083
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.

Product analysis (by revenue type)

	Six months ended 30 June 2022			Six months ended 30 June 2021
Consolidated sales revenue by product	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore	17,547	91	17,638	21,964	1,108	23,072
Aluminium, alumina and bauxite	7,321	298	7,619	5,733	84	5,817
Copper	1,702	(38)	1,664	1,472	77	1,549
Industrial minerals (comprising titanium dioxide slag, borates and salt)	1,233	(3)	1,230	1,141	4	1,145
Gold	322	9	331	506	(6)	500
Diamonds	465	—	465	160	—	160
Other products(b)	829	(1)	828	827	13	840
Consolidated sales revenue	29,419	356	29,775	31,803	1,280	33,083

(a)Certain of the Group's products may be provisionally priced at the date revenue is recognised. The change in value of the provisionally priced receivables is based on relevant forward market prices and is included in “Other revenue” above.

(b)“Other products” includes metallic co-products, molybdenum, silver and other commodities with immaterial revenues.